Accounts Receivable, Net - Schedule of Accounts Receivable Net (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounts Receivable Net [Abstract]
Accounts receivable	$ 18,231	$ 16,080
Allowance for doubtful accounts	(419)	(381)	$ (282)
Net accounts receivable	$ 17,812	$ 15,699